PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT [Text Block]

9. PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2017 and 2016, property, plant and equipment consist of:

	December 31,
	2017	2016
Office buildings	$5,177,737	$4,853,117
Electronic equipment, furniture and fixtures	11,422,706	10,440,392
Motor vehicles	333,769	390,238
Purchased software	10,998,174	6,104,043
	27,932,386	21,787,790
Less: accumulated depreciation	(16,101,688)	(13,112,940)
Property, plant and equipment, net	$11,830,698	$8,674,850

Depreciation expenses for the years ended December 31, 2017, 2016, and 2015 were approximately $2.0 million, $1.7 million, and $1.7 million, respectively.

Management regularly evaluates property, plant and equipment for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, plant and equipment exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, plant and equipment.

Based on the test of recoverability and the estimated fair value, management determined that approximately $-$-and $4.6 million of property, plant and equipment were impaired for the years ended December 31, 2017, 2016, and 2015, respectively.